MEMORIAL RESOURCE DEVELOPMENT LLC (PREDECESSOR) SCHEDULE 1-CONDENSED FINANCIAL INFORMATION	9 Months Ended
Sep. 30, 2014
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
MEMORIAL RESOURCE DEVELOPMENT LLC (PREDECESSOR) SCHEDULE 1-CONDENSED FINANCIAL INFORMATION

MEMORIAL RESOURCE DEVELOPMENT LLC (PREDECESSOR) SCHEDULE 1—CONDENSED FINANCIAL INFORMATION

Condensed balance sheets

	December 31,
	2013	2012
ASSETS
Current assets:
Cash and cash equivalents	$19,293	$8,019
Restricted cash	35,000	—
Accounts receivable:
Affiliates	90,917	84,347
Other	—	3
Prepaid expenses and other current assets	2,802	707

Total current assets	148,012	93,076
Property and equipment, at cost:
Furniture and fixtures	1,679	1,217
Accumulated depreciation, depletion and impairment	(547)	(199)

Oil and natural gas properties, net	1,132	1,018
Long-term derivative instruments
Investments in subsidiaries	411,657	797,868
Investments in previous owners	40,331	233,433
Restricted cash	15,000	—
Other long-term assets	6,596	259

Total assets	$622,728	$1,125,654

LIABILITIES AND EQUITY
Current liabilities:
Accounts payable	$130	$161
Accrued liabilities	1,896	225

Total current liabilities	2,026	386
Long-term debt	343,050	80,000
Other long-term liabilities	135	221

Total liabilities	345,211	80,607
Commitments and contingencies
Equity:
Members	237,186	811,614
Previous Owners	40,331	233,433

Total liabilities and members’ equity	$622,728	$1,125,654

Condensed statements of income

	For Year Ended December 31,
	2013	2012
Costs and expenses:
Depreciation, depletion, and amortization	348	195
General and administrative	20,111	10,176
(Gain) loss on commodity derivative instruments	546	—

Total costs and expenses	21,005	10,371

Operating income	(21,005)	(10,371)
Other income (expense):
Equity income (loss) from subsidiaries	114,974	2,970
Equity income (loss) from previous owners	10,790	37,318
Interest expense, net	(3,257)	(219)

Total other income (expense)	122,507	40,069

Net income (loss)	$101,502	$29,698

Condensed statements of cash flows

	For Year Ended December 31,
	2013	2012
Net cash provided by (used in) operating activities	$(3,556)	$(75,088)
Cash flows from investing activities:
Investments in subsidiaries	(40,666)	(718)
Additions to furniture and fixtures	(461)	(903)
Proceeds from changes in ownership interests in MEMP	135,012	—
Changes in restricted cash	(50,000)	—

Net cash (used in) provided by investing activities	43,885	(1,621)

Cash flows from financing activities:
Advances on revolving credit facility	—	80,000
Payments on revolving credit facility	(80,000)	—
Proceeds from issuance of senior notes	343,000	—
Distributions received from subsidiaries (see Note 3)	448,349	—
Loan origination fees	(8,042)	(802)
Distributions to the Funds	(732,362)	—

Net cash (used in) provided by financing activities	(29,055)	79,198

Net change in cash and cash equivalents	11,274	2,489
Cash and cash equivalents, beginning of year	8,019	5,530

Cash and cash equivalents, end of year	$19,293	$8,019

Note 1. Basis of Presentation

Memorial Resource Development LLC (“Memorial Resource”) is a Delaware limited liability company (the “Company”) formed on April 27, 2011 to own, acquire, exploit and develop oil and natural gas properties. Unless the context requires otherwise, references to “we,” “us,” “our,” or “the Company” are intended to mean the business and operations of Memorial Resource Development LLC and its consolidated subsidiaries. There are significant restrictions over the ability of Memorial Resource to obtain funds from certain of its consolidating subsidiaries through dividends, loans or advances. Accordingly, these condensed financial statements have been presented on a “parent-only” basis. Under a parent-only presentation, the investments of Memorial Resource in its consolidated subsidiaries are presented under the equity method of accounting. These parent-only financial statements should be read in conjunction with the consolidated financial statements of MRD LLC included elsewhere herein. These condensed financial statements have been prepared in anticipation of a proposed initial public offering of the common stock of Memorial Resource Development Corp. (“MRDC”).

Note 2. Long-Term Debt

Our debt obligations under revolving credit facilities consisted of the following at December 31:

	2013	2012
	(in thousands)
Memorial Resource $1.0 billion revolving credit facility, variable-rate, terminated December 2013	$—	$80,000
10.00%/10.75% senior PIK toggle notes due December 2018	350,000	—
10.00%/10.75% senior PIK toggle notes unamortized discounts	(6,950)	—

Total long-term debt	$343,050	$80,000

On July 13, 2012, Memorial Resource entered into a two-year $50.0 million senior secured revolving credit with an initial borrowing base of $35.0 million. Memorial Resource pledged 7,061,294 of Memorial Production Partners LP (“MEMP”) common units and 5,360,912 of MEMP subordinated units as security under the credit facility as well as its oil and gas properties and certain other assets of Memorial Resource. This credit facility was also guaranteed by certain of Memorial Resources wholly-owned subsidiaries.

On November 20, 2012, Memorial Resource entered into a first amendment to its credit agreement, which among other things: (i) increased the aggregate maximum credit to $1.0 billion (ii) increased the borrowing base to $120.0 million and (iii) extended the maturity date to November 20, 2016. On April 25, 2013, Memorial Resource entered into a second amendment to its credit agreement, which among other things: (i) increased the borrowing base to $170.0 million and (ii) designated Tanos together with its consolidating subsidiaries as additional guarantors. On October 1, 2013, Tanos Energy, LLC (“Tanos”) and its consolidating subsidiaries were removed as guarantors and the borrowing base was reduced to $120.0 million. On November 1, 2013, Memorial Resource entered into a third amendment to its credit agreement, which among other things: (i) designated Black Diamond Minerals, LLC (“Black Diamond”) together with its consolidating subsidiaries as additional guarantors, (ii) reduced the borrowing base to $100.0 million, and (iii) permitted second lien indebtedness. On November 22, 2013, the borrowing base was automatically reduced to $60.0 million upon Memorial Resource’s sale of 7,061,294 MEMP common units in a secondary offering.

On December 18, 2013, indebtedness then outstanding under the revolving credit facility of $59.7 million and all accrued interest was paid off in full and the revolving credit facility was terminated in connection with the issuance of senior notes discussed below.

On December 18, 2013, Memorial Resource and its wholly-owned subsidiary, Memorial Resource Finance Corp. (“MRD Finance Corp.” and collectively, the “MRD Issuers”), completed a private placement of $350.0 million in aggregate principal amount of 10.00% / 10.75% Senior PIK Toggle Notes due 2018 (the “PIK notes”). The PIK notes were issued at 98% of par and will mature on December 15, 2018. Net proceeds from the private offering were used: (i) to repay all indebtedness then outstanding under Memorial Resource’s revolving credit facility, (ii) to establish a cash reserve of $50.0 million for the payment of interest on the PIK notes, (iii) to pay a $220.0 million distribution to the Funds, and (iv) for general company purposes.

Interest on the PIK notes will be payable semi-annually in arrears on June 15 and December 15 of each year, commencing on June 15, 2014. Subject to conditions in the indenture governing the PIK notes, Memorial Resource will be required to pay interest on the PIK notes in cash or through issuing additional notes (such an issuance, “PIK Interest”). The interest rate on the PIK notes is 10.00% per annum for interest paid in cash or 10.75% per annum for PIK Interest. PIK Interest will be paid by issuing additional notes having the same terms as the PIK notes. The PIK notes are subject to optional redemption at prices specified in the indenture plus accrued and unpaid interest, if any. The MRD Issuers may also be required to repurchase the PIK notes upon a change of control.

At the time the PIK notes were issued, all of Memorial Resource’s subsidiaries other than MEMP and BlueStone Holdings (and their respective subsidiaries) were designated as restricted subsidiaries. The indenture governing the PIK notes contains customary covenants and restrictive provisions that apply to both Memorial Resource and its restricted subsidiaries, many of which will terminate if at any time no default exists under the indenture and the PIK notes receive an investment grade rating from both of two specified ratings agencies. The PIK notes are fully and unconditionally guaranteed on a senior unsecured basis by all of Memorial Resource’s restricted subsidiaries, except MEMP GP and WildHorse.

The indenture also provides for customary and other events of default. In the case of an event of default arising from certain events of bankruptcy or insolvency, all outstanding PIK notes will become due and payable immediately without further action or notice. If any other event of default occurs and is continuing, the trustee or the holders of at least 25% in principal amount of the then outstanding PIK notes may declare all the PIK notes to be due and payable immediately.

Note 3. Distribution from subsidiaries

The table below shows the distributions received from our subsidiaries classified as inflows from operating activities for the periods indicated since they are represent return on investment:

	For Year Ended December 31,
	2013	2012
	(in thousands)
Distributions received from subsidiaries	$25,966	$19,228

Distributions received from our subsidiaries that represent return of investment are classified as inflows from investing activities.